Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
REVENUES
Gain (loss) on sale and other income from loans held for sale, net		$ 5,065	$ 35,800	$ (5,931)	$ 10,192
Net fair value gains on loans and related obligations		71,198	291,021	89,489	296,127
Fee income		36,547	41,686	81,815	32,530
Net interest expense:
Interest income		150	2,334	6,038	729
Interest expense		(22,710)	(73,232)	(118,649)	(82,955)
Net interest expense		(22,560)	(70,898)	(112,611)	(82,226)
TOTAL REVENUES		90,250	297,609	52,762	256,623
EXPENSES
Salaries, benefits, and related expenses		30,274	166,805	206,943	115,029
Occupancy, equipment rentals, and other office related expenses		920	5,769	7,115	4,180
General and administrative expenses		36,038	131,957	204,168	116,135
TOTAL EXPENSES		67,232	304,531	418,226	235,344
IMPAIRMENT OF GOODWILL, INTANGIBLES, AND OTHER ASSETS		0	(425,777)	(9,528)	0
OTHER, NET		(9,043)	10,684	31,992	(6,131)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		13,975	(422,015)	(343,000)	15,148
Provision (benefit) for income taxes from continuing operations		18	(7,182)	(17,132)	150
NET INCOME (LOSS) FROM CONTINUING OPERATIONS		13,957	(414,833)	(325,868)	14,998
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		110,363	(886,169)	(389,660)	482,915
NET INCOME (LOSS)	[1]	124,320	(1,301,002)	(715,528)	497,913
Contingently redeemable noncontrolling interest ("CRNCI") from continuing operations		3,141	0	0	(17,620)
Net loss attributable to noncontrolling interest from continuing operations		0	(307,212)	(261,450)	0
CRNCI from discontinued operations		1,119	0	0	(4,129)
Net income (loss) attributable to noncontrolling interest from discontinued operations		201	(621,990)	(263,396)	1,274
NET INCOME (LOSS) FROM CONTINUING OPERATIONS ATTRIBUTABLE TO CONTROLLING INTEREST		10,816	(107,621)	(64,418)	32,618
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO CONTROLLING INTEREST		109,043	(264,179)	(126,264)	485,770
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST		$ 119,859	$ (371,800)	$ (190,682)	$ 518,388
EARNINGS PER SHARE (Note 35)
Basic weighted average shares outstanding (in shares)			59,849,638	62,298,532
Basic net loss per share from continuing operations (in USD per share)			$ (1.80)	$ (1.03)
Basic, net loss per share (in USD per share)			$ (6.21)	$ (3.06)
Diluted weighted average shares outstanding (in shares)			190,597,249	188,236,513
Diluted net loss per share from continuing operations (in USD per share)			$ (2.08)	$ (1.58)
Diluted net loss per share (in USD per share)			$ (6.52)	$ (3.12)

[1]	(1) Amounts presented contain results from both continuing and discontinued operations. Refer to Note 3 - Discontinued Operations for additional information regarding cash flow associated with the results of discontinued operations.